Offerings	May 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.00001 par value per share, represented by ADSs
Maximum Aggregate Offering Price	$ 46,023,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,355.78
Offering Note	American depositary shares issuable upon deposit of Class A ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (Registration No. 333-284724). Each American depositary share represents four (4) Class A ordinary shares. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes Class A ordinary shares represented by ADSs that may be purchased by the Underwriter pursuant to its option to purchase additional ADSs to cover over-allotments, if any. Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Underwriter Purchase Option, represented by ADSs
Maximum Aggregate Offering Price	$ 2,301,150.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 317.79
Offering Note	American depositary shares issuable upon deposit of Class A ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (Registration No. 333-284724). Each American depositary share represents four (4) Class A ordinary shares. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes Class A ordinary shares represented by ADSs that may be purchased by the Underwriter pursuant to its option to purchase additional ADSs to cover over-allotments, if any. Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. Pursuant to Rule 457(g) under the Securities Act, because the Registrant's Class A ordinary shares represented by ADSs underlying the Underwriter Purchase Option (defined below) are registered hereby, no separate registration fee is required with respect to the Underwriter Purchase Option registered hereby. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The underwriter purchase option granted to the Representative to purchase a number of ADSs equal to five percent (5%) of the total number of ADSs sold in this offering at an exercise price equal to one hundred and ten percent (110%) of the public offering price of the ADSs sold in this offering (the "Underwriter Purchase Option"). As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative's underwriter purchase option is equal to 110% of $2,301,150 (which is 5% of the proposed maximum aggregate offering price of $46,023,000). Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, $0.0001 par value per share, represented by ADSs (Selling Shareholder resale)
Maximum Aggregate Offering Price	$ 18,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,485.80
Offering Note	American depositary shares issuable upon deposit of Class A ordinary shares registered hereby will be registered under a separate registration statement on Form F-6 (Registration No. 333-284724). Each American depositary share represents four (4) Class A ordinary shares. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes Class A ordinary shares represented by ADSs that may be purchased by the Underwriter pursuant to its option to purchase additional ADSs to cover over-allotments, if any. Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. Reflects the resale by the Selling Shareholders set forth herein of up to 6,000,000 Class A ordinary shares. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.